Property Plant and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property Plant and Equipment, Net (Textual)
Acquired property plant and equipment	$ 9	$ 241
Derecognized fixed assets	$ 1,044